Loans and Debentures (Schedule of Movements of Reconciliation Liabilities to Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes as a result of cash flows from financing activities
Proceeds from issuance of debentures, less issuance expenses	$ 52,349	$ 0	$ 0
Receipt of loans	532,019	371,939	99,486
Interest paid	(61,615)	(41,135)	(25,428)
Loans and credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	912,359	516,195
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	534,710	405,460
Repayment of debentures and loans	(527,941)	(123,237)
Interest paid	(49,214)	(30,270)
Net cash provided by/(used in) financing activities	(42,445)	251,953
Effect of changes in foreign currency exchange rates	(18,364)	(533)
Increase Decrease Through Interest In Period	71,534	51,180
Changes in fair value, application of hedge accounting and other	(310)	10,179
Business combination	(310,963)	83,385
Balance as at December 31	611,811	912,359	516,195
Loans from holders of interests that do not confer financial control [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	129,461	124,152
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	28,380	30,357
Repayment of debentures and loans	(20,334)	(33,389)
Interest paid	(843)	(593)
Net cash provided by/(used in) financing activities	7,203	(3,625)
Effect of changes in foreign currency exchange rates	(4,619)	2,218
Increase Decrease Through Interest In Period	9,066	7,179
Changes in fair value, application of hedge accounting and other	0	(463)
Business combination	0	0
Balance as at December 31	141,111	129,461	124,152
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	526,784	526,771
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	52,349	0
Repayment of debentures and loans	(52,631)	(8,451)
Interest paid	(10,844)	(6,133)
Net cash provided by/(used in) financing activities	(11,126)	(14,584)
Effect of changes in foreign currency exchange rates	(21,360)	0
Increase Decrease Through Interest In Period	24,194	21,658
Changes in fair value, application of hedge accounting and other	(4,315)	(7,061)
Business combination	0	0
Balance as at December 31	514,177	526,784	526,771
Interest SWAP contracts designated for hedging [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	(14,905)	(16,087)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	2,105	2,385
Receipt of loans	0	0
Repayment of debentures and loans	0	0
Interest paid	0	0
Net cash provided by/(used in) financing activities	2,105	2,385
Effect of changes in foreign currency exchange rates	24,647	(241)
Increase Decrease Through Interest In Period	(2,937)	(3,027)
Changes in fair value, application of hedge accounting and other	4,278	2,065
Business combination	(1,004)	0
Balance as at December 31	$ 12,184	$ (14,905)	$ (16,087)